Notes on the consolidated statements of operations and comprehensive loss (Detail Textuals) € in Thousands	6 Months Ended
	Jun. 30, 2018 EUR (€) Share	Jun. 30, 2017 EUR (€)
Consolidated Income Statement [Line Items]
Share based payment expense recognized for the equity settled options granted	€ 58
Applicable tax rate	21.20%	26.60%
Tax expense (income), continuing operations	€ (1,240)	€ (616)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	€ 739
2017 Virtual stock option plan following merger
Consolidated Income Statement [Line Items]
Number of share options granted in share-based payment arrangement | Share	908,608
Spark Networks Inc
Consolidated Income Statement [Line Items]
Share based payment expense recognized for the equity settled options granted	€ 250
Applicable tax rate	1.20%
Spark Networks Inc | 2018 Virtual stock option plan
Consolidated Income Statement [Line Items]
Number of share options granted in share-based payment arrangement | Share	503,026
Share based payment expense recognized for the equity settled options granted	€ 1,469